OTHER ASSETS (Details) - USD ($) $ in Thousands		Sep. 10, 2018	Jun. 30, 2018	Jun. 30, 2017
Other assets [Abstract]
Restricted cash (security deposits and bonds)			$ 1,102	$ 446
Advance royalties	[1]		2,462	2,073
Capitalised borrowing costs	[2]		2,987	1,525
Other assets			6,551	4,044
Macquarie Bank Limited [Member] | Project Loan Facility (PLF) [Member]
Other assets [Abstract]
Borrowing capacity			$ 21,700	$ 21,700
Macquarie Bank Limited [Member] | PLF Tranche 1 [Member] | Subsequent Events [Member]
Other assets [Abstract]
Loan facility drawn down		$ 15,000

[1]	The Group's coal leases require the payment of annual minimum advanced royalties prior to the commencement of mining operations and the payment of earned royalties once mining operations commence. The advance royalties paid became recoupable against any earned royalties due under the coal leases on a lease-by-lease basis once the Company determined to move forward with development.
[2]	Borrowing costs relate to the committed US$21.7 million Project Loan Facility ("PLF") from Macquarie Bank Limited to develop the Poplar Grove Mine, which have been capitalised during fiscal 2017 and 2018. These costs will be offset against the related borrowing when drawn down. The first US$15 million tranche of the PLF was drawn down subsequent to the end of the 2018 financial year.